Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 95.0%
Communication Services 26.1%
Altice France SA:
144A, 7.375%, 5/1/2026		4,870,000	5,189,594
144A, 8.125%, 2/1/2027		1,388,000	1,511,185
Altice Luxembourg SA:
144A, 7.75%, 5/15/2022		1,032,000	1,053,930
144A, 10.5%, 5/15/2027		650,000	688,188
AMC Networks, Inc., 5.0%, 4/1/2024		900,000	923,355
C&W Senior Financing DAC, 144A, 6.875%, 9/15/2027		1,130,000	1,182,319
Cablevision Systems Corp., 5.875%, 9/15/2022		4,000,000	4,245,000
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		1,015,000	1,041,694
144A, 5.125%, 5/1/2027		1,535,000	1,582,969
144A, 5.375%, 6/1/2029		1,085,000	1,124,331
144A, 5.5%, 5/1/2026		1,970,000	2,058,650
144A, 5.75%, 2/15/2026		4,400,000	4,635,224
144A, 5.875%, 4/1/2024		765,000	795,600
144A, 5.875%, 5/1/2027		540,000	564,300
CenturyLink, Inc.:
5.625%, 4/1/2025		1,650,000	1,671,450
Series W, 6.75%, 12/1/2023		75,000	80,936
Series Y, 7.5%, 4/1/2024 (b)		450,000	492,611
Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024		2,135,000	2,316,475
CommScope, Inc.:
144A, 5.5%, 3/1/2024		1,695,000	1,716,187
144A, 8.25%, 3/1/2027 (b)		1,110,000	1,093,350
CSC Holdings LLC:
144A, 5.125%, 12/15/2021		1,016,000	1,016,000
144A, 5.5%, 4/15/2027		2,190,000	2,294,025
144A, 5.75%, 1/15/2030		580,000	588,700
144A, 6.5%, 2/1/2029		1,425,000	1,571,062
144A, 7.5%, 4/1/2028		1,200,000	1,321,500
144A, 10.875%, 10/15/2025		604,000	687,998
Diamond Sports Group LLC:
144A, 5.375%, 8/15/2026 (c)		2,364,000	2,402,415
144A, 6.625%, 8/15/2027 (c)		866,000	884,944
DISH DBS Corp.:
5.875%, 7/15/2022		600,000	606,462
5.875%, 11/15/2024		1,880,000	1,748,438
7.75%, 7/1/2026		1,400,000	1,372,000
Entercom Media Corp., 144A, 6.5%, 5/1/2027		205,000	216,788
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		275,000	162,250
144A, 8.0%, 4/1/2027		1,835,000	1,917,575
11.0%, 9/15/2025 (b)		650,000	377,813
GrubHub Holdings, Inc., 144A, 5.5%, 7/1/2027		545,000	559,312
Intelsat Connect Finance SA, 144A, 9.5%, 2/15/2023		1,050,000	942,060
Intelsat Jackson Holdings SA:
144A, 8.5%, 10/15/2024		1,800,000	1,795,680
144A, 9.75%, 7/15/2025		3,290,000	3,401,037
Level 3 Financing, Inc., 5.25%, 3/15/2026		900,000	937,125
Netflix, Inc., REG S, 4.625%, 5/15/2029	EUR	2,500,000	3,132,839
Nexstar Escrow, Inc., 144A, 5.625%, 7/15/2027		475,000	493,406
Quebecor Media, Inc., 5.75%, 1/15/2023		1,500,000	1,597,500
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		830,000	851,787
Sirius XM Radio, Inc.:
144A, 4.625%, 5/15/2023		876,000	889,140
144A, 4.625%, 7/15/2024		140,000	144,102
144A, 5.5%, 7/1/2029		1,380,000	1,443,825
SoftBank Group Corp., REG S, 4.0%, 4/20/2023	EUR	1,000,000	1,209,763
Sprint Capital Corp.:
6.875%, 11/15/2028		2,360,000	2,596,000
8.75%, 3/15/2032		760,000	943,350
Sprint Corp.:
7.125%, 6/15/2024		2,575,000	2,819,625
7.625%, 3/1/2026		1,355,000	1,514,253
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		1,800,000	1,849,500
5.125%, 4/15/2025		700,000	724,500
6.5%, 1/15/2026		735,000	782,555
Telecom Italia Capital SA, 6.375%, 11/15/2033		650,000	682,630
Telecom Italia SpA:
REG S, 2.5%, 7/19/2023	EUR	1,000,000	1,157,900
144A, 5.303%, 5/30/2024		6,300,000	6,654,375
Telefonica Europe BV, REG S, 5.875%, Perpetual (d)	EUR	1,800,000	2,301,454
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	2,024,000
Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	1,383,152	1,665,126
Telesat Canada, 144A, 8.875%, 11/15/2024		3,995,000	4,314,600
Unitymedia GmbH, 144A, 6.125%, 1/15/2025		1,400,000	1,457,750
Unitymedia Hessen GmbH & Co., KG, REG S, 3.5%, 1/15/2027	EUR	1,000,000	1,174,970
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	225,000	262,961
144A, 5.375%, 1/15/2025		1,200,000	1,230,000
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		385,000	383,075
144A, 5.625%, 4/15/2027		925,000	969,805
Videotron Ltd., 144A, 5.125%, 4/15/2027		2,550,000	2,671,125
Virgin Media Finance PLC:
144A, 4.5%, 1/15/2025	EUR	1,000,000	1,143,775
REG S, 4.5%, 1/15/2025	EUR	750,000	857,831
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		5,590,000	5,715,775
144A, 5.5%, 8/15/2026		790,000	825,550
144A, 5.5%, 5/15/2029		2,805,000	2,873,722
Wind Tre SpA, 144A, 5.0%, 1/20/2026		1,600,000	1,584,400
Ziggo Bond Co. BV, 144A, 4.625%, 1/15/2025	EUR	870,000	992,382
Ziggo BV, REG S, 3.75%, 1/15/2025	EUR	1,500,000	1,710,316
Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		2,400,000	2,457,000
			124,873,199
Consumer Discretionary 12.3%
Ally Financial, Inc., 5.75%, 11/20/2025 (b)		1,050,000	1,172,063
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025		1,185,000	1,187,963
6.25%, 3/15/2026		1,145,000	1,140,706
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,205,000	1,250,188
Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		1,595,000	1,666,775
Boyd Gaming Corp.:
6.0%, 8/15/2026		1,190,000	1,243,550
6.875%, 5/15/2023		310,000	320,463
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		311,000	329,660
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		990,000	1,002,375
144A, 6.5%, 6/1/2026		2,575,000	2,684,437
Dana, Inc., 5.5%, 12/15/2024		420,000	422,100
EC Finance PLC, 144A, 2.375%, 11/15/2022	EUR	690,000	777,481
Eldorado Resorts, Inc., 6.0%, 9/15/2026		1,234,000	1,332,251
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		745,000	752,450
5.25%, 4/15/2023		5,670,000	5,953,500
Group 1 Automotive, Inc., 5.0%, 6/1/2022		620,000	627,080
HD Supply, Inc., 144A, 5.375%, 10/15/2026		1,425,000	1,501,166
Hilton Domestic Operating Co., Inc.:
144A, 4.875%, 1/15/2030		1,150,000	1,181,625
5.125%, 5/1/2026		1,790,000	1,859,559
IAA, Inc., 144A, 5.5%, 6/15/2027		630,000	658,744
Lennar Corp.:
4.75%, 11/15/2022		830,000	859,150
4.75%, 11/29/2027		880,000	924,000
5.0%, 6/15/2027		340,000	358,275
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,081,123
Mattel, Inc., 144A, 6.75%, 12/31/2025		2,775,000	2,917,274
Meritage Homes Corp., 5.125%, 6/6/2027		135,000	140,063
Meritor, Inc., 6.25%, 2/15/2024		425,000	437,750
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		1,045,000	1,092,025
MGM Resorts International, 5.5%, 4/15/2027		2,500,000	2,650,725
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	800,441
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		545,000	553,546
Panther BF Aggregator 2 LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,124,625
144A, 6.25%, 5/15/2026		430,000	444,921
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		480,000	487,440
PetSmart, Inc., 144A, 7.125%, 3/15/2023		1,260,000	1,174,950
PulteGroup, Inc.:
5.5%, 3/1/2026		650,000	700,375
6.375%, 5/15/2033		870,000	930,900
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	268,975
Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	304,238
Staples, Inc.:
144A, 7.5%, 4/15/2026		1,220,000	1,247,450
144A, 10.75%, 4/15/2027		1,400,000	1,449,000
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		2,295,000	2,418,356
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	303,750
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/2028 (c)		1,425,000	1,476,770
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,000,000	1,009,500
TRI Pointe Group, Inc., 5.25%, 6/1/2027		415,000	408,775
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		2,720,000	2,815,200
William Carter Co., 144A, 5.625%, 3/15/2027		95,000	99,750
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	376,475
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		1,800,000	1,887,750
			58,807,708
Consumer Staples 4.7%
Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	2,878,616
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		5,400,000	5,535,000
Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027		245,000	255,413
JBS Investments GmbH, REG S, 6.25%, 2/5/2023		1,100,000	1,119,261
JBS Investments II GmbH, 144A, 5.75%, 1/15/2028		521,000	529,284
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030 (c)		505,000	505,000
144A, 5.75%, 6/15/2025		3,215,000	3,319,487
144A, 6.5%, 4/15/2029		1,585,000	1,701,894
144A, 6.75%, 2/15/2028		1,930,000	2,080,540
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,488,030
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		365,000	376,862
144A, 5.875%, 9/30/2027		1,125,000	1,181,250
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		520,000	531,050
144A, 5.5%, 12/15/2029		880,000	889,900
			22,391,587
Energy 14.2%
Antero Midstream Partners LP:
5.375%, 9/15/2024		675,000	649,688
144A, 5.75%, 3/1/2027		1,155,000	1,082,836
144A, 5.75%, 1/15/2028		770,000	718,988
Antero Resources Corp.:
5.125%, 12/1/2022		1,230,000	1,174,650
5.625%, 6/1/2023 (b)		1,635,000	1,545,075
Archrock Partners LP, 144A, 6.875%, 4/1/2027		845,000	889,362
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		675,000	675,000
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		2,485,000	2,705,295
5.875%, 3/31/2025		970,000	1,067,097
7.0%, 6/30/2024		605,000	688,200
Cheniere Energy Partners LP, 5.625%, 10/1/2026		600,000	634,500
Chesapeake Energy Corp.:
8.0%, 1/15/2025 (b)		590,000	504,450
8.0%, 6/15/2027 (b)		1,175,000	940,000
Crestwood Midstream Partners LP:
144A, 5.625%, 5/1/2027		1,100,000	1,089,110
6.25%, 4/1/2023		1,620,000	1,648,431
DCP Midstream Operating LP:
5.125%, 5/15/2029		715,000	736,450
5.375%, 7/15/2025		2,772,000	2,941,840
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		285,000	294,975
144A, 5.75%, 1/30/2028		285,000	302,100
EnLink Midstream LLC, 5.375%, 6/1/2029		350,000	360,833
EnLink Midstream Partners LP, 4.4%, 4/1/2024		2,300,000	2,338,065
Genesis Energy LP:
6.25%, 5/15/2026		975,000	961,594
6.5%, 10/1/2025		710,000	704,675
Gulfport Energy Corp., 6.0%, 10/15/2024		365,000	281,014
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		945,000	904,837
144A, 5.75%, 10/1/2025		735,000	714,788
144A, 6.25%, 11/1/2028		825,000	800,250
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		1,385,000	1,443,862
Jagged Peak Energy LLC, 5.875%, 5/1/2026		1,303,000	1,237,850
Matador Resources Co., 5.875%, 9/15/2026		985,000	973,170
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		1,250,000	1,193,750
144A, 6.5%, 1/15/2025		500,000	500,000
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		405,000	423,225
Nabors Industries, Inc., 5.5%, 1/15/2023 (b)		255,000	238,425
NuStar Logistics LP:
5.625%, 4/28/2027		1,488,000	1,535,854
6.0%, 6/1/2026		1,360,000	1,434,800
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		2,152,000	2,141,993
6.875%, 1/15/2023		360,000	354,150
Parkland Fuel Corp., 144A, 5.875%, 7/15/2027		2,830,000	2,911,362
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		180,000	181,350
144A, 5.375%, 1/15/2025		1,550,000	1,569,468
144A, 5.625%, 10/15/2027		1,020,000	1,053,150
144A, 6.25%, 6/1/2024		1,250,000	1,295,312
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		1,030,000	1,050,600
Precision Drilling Corp.:
6.5%, 12/15/2021		472,190	465,107
144A, 7.125%, 1/15/2026		885,000	840,750
Range Resources Corp., 5.0%, 8/15/2022		1,220,000	1,122,034
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		2,985,000	2,746,200
Southwestern Energy Co.:
6.2%, 1/23/2025		484,000	417,450
7.75%, 10/1/2027 (b)		250,000	218,750
Sunoco LP:
5.5%, 2/15/2026		1,015,000	1,053,062
5.875%, 3/15/2028		285,000	294,975
6.0%, 4/15/2027		394,000	415,178
Targa Resources Partners LP:
4.25%, 11/15/2023		1,300,000	1,301,235
5.0%, 1/15/2028		1,940,000	1,966,675
5.375%, 2/1/2027		1,850,000	1,924,000
5.875%, 4/15/2026		938,000	990,481
144A, 6.5%, 7/15/2027		115,000	125,209
Transocean, Inc.:
144A, 7.25%, 11/1/2025		1,100,000	1,034,000
144A, 9.0%, 7/15/2023		800,000	841,768
USA Compression Partners LP, 6.875%, 4/1/2026		1,133,000	1,178,433
Whiting Petroleum Corp.:
5.75%, 3/15/2021		1,355,000	1,356,694
6.625%, 1/15/2026 (b)		1,575,000	1,484,437
WPX Energy, Inc.:
5.25%, 9/15/2024		760,000	763,800
6.0%, 1/15/2022		260,000	269,425
8.25%, 8/1/2023		400,000	450,000
			68,152,087
Financials 0.9%
Intesa Sanpaolo SpA:
144A, 5.017%, 6/26/2024		900,000	911,348
144A, 5.71%, 1/15/2026		2,100,000	2,164,444
Springleaf Finance Corp.:
6.125%, 3/15/2024		425,000	460,461
6.625%, 1/15/2028		285,000	308,512
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		465,000	479,531
			4,324,296
Health Care 7.4%
Avantor, Inc., 144A, 6.0%, 10/1/2024		525,000	561,755
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		2,925,000	3,221,449
144A, 9.25%, 4/1/2026		710,000	795,200
Bausch Health Companies, Inc.:
144A, 5.75%, 8/15/2027		845,000	889,363
144A, 5.875%, 5/15/2023		298,000	300,146
144A, 6.125%, 4/15/2025		2,185,000	2,247,819
144A, 6.5%, 3/15/2022		2,030,000	2,104,602
144A, 7.0%, 3/15/2024		2,750,000	2,901,250
144A, 7.0%, 1/15/2028		325,000	336,781
144A, 7.25%, 5/30/2029		155,000	161,104
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,085,000	1,114,837
Centene Corp., 144A, 5.375%, 6/1/2026		770,000	813,313
DaVita, Inc.:
5.0%, 5/1/2025		750,000	735,015
5.125%, 7/15/2024		750,000	749,265
HCA, Inc.:
5.375%, 9/1/2026		5,340,000	5,780,550
5.625%, 9/1/2028		2,405,000	2,651,993
Rossini Sarl, 144A, 3-month EURIBOR + 6.250% floor, 6.25% **, 10/30/2025	EUR	700,000	793,343
Select Medical Corp., 144A, 6.25%, 8/15/2026 (c)		1,385,000	1,405,775
Tenet Healthcare Corp.:
5.125%, 5/1/2025		3,550,000	3,537,433
144A, 6.25%, 2/1/2027		850,000	882,300
6.75%, 6/15/2023 (b)		1,450,000	1,488,062
7.0%, 8/1/2025 (b)		665,000	663,338
WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		1,090,000	1,152,817
			35,287,510
Industrials 7.3%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		1,819,000	1,857,654
144A, 6.0%, 10/15/2022		1,287,000	1,285,391
144A, 7.875%, 4/15/2027		2,141,000	2,167,762
Builders Firstsource, Inc., 144A, 6.75%, 6/1/2027		140,000	147,350
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		235,000	243,225
Clean Harbors, Inc.:
144A, 4.875%, 7/15/2027		525,000	540,094
144A, 5.125%, 7/15/2029		250,000	263,513
Colfax Corp.:
144A, 6.0%, 2/15/2024		170,000	180,041
144A, 6.375%, 2/15/2026		760,000	813,443
Covanta Holding Corp.:
5.875%, 3/1/2024		425,000	436,688
5.875%, 7/1/2025		1,500,000	1,560,000
DAE Funding LLC:
144A, 4.5%, 8/1/2022		67,000	68,193
144A, 5.0%, 8/1/2024		173,000	182,247
144A, 5.75%, 11/15/2023		1,700,000	1,787,125
Energizer Holdings, Inc.:
144A, 5.5%, 6/15/2025		945,000	959,470
144A, 7.75%, 1/15/2027		840,000	911,996
Itron, Inc., 144A, 5.0%, 1/15/2026		1,100,000	1,123,375
LKQ European Holdings BV, 144A, 3.625%, 4/1/2026	EUR	1,600,000	1,859,761
Masonite International Corp., 144A, 5.375%, 2/1/2028		631,000	647,273
OI European Group BV, 144A, 4.0%, 3/15/2023		4,560,000	4,582,800
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		945,000	997,533
144A, 5.5%, 2/15/2024		1,940,000	2,095,782
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		6,000	6,304
Summit Materials LLC, 6.125%, 7/15/2023		705,000	713,812
Tennant Co., 5.625%, 5/1/2025		170,000	176,375
TransDigm, Inc., 144A, 6.25%, 3/15/2026		2,675,000	2,805,406
United Rentals North America, Inc., 6.5%, 12/15/2026		5,150,000	5,599,080
Wittur International Holding GmbH, REG S, 8.5%, 2/15/2023	EUR	750,000	841,666
			34,853,359
Information Technology 2.9%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		565,000	560,057
CDK Global, Inc., 144A, 5.25%, 5/15/2029		670,000	695,125
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		1,210,000	1,212,662
First Data Corp., 144A, 5.375%, 8/15/2023		1,400,000	1,437,380
Go Daddy Operating Co. LLC, 144A, 5.25%, 12/1/2027		1,395,000	1,452,544
InterXion Holding NV, REG S, 4.75%, 6/15/2025	EUR	3,100,000	3,732,730
IQVIA, Inc.:
144A, 2.25%, 1/15/2028 (c)	EUR	510,000	564,570
REG S, 3.25%, 3/15/2025	EUR	1,000,000	1,136,059
144A, 5.0%, 5/15/2027		600,000	625,428
MTS Systems Corp., 144A, 5.75%, 8/15/2027		256,000	263,040
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		310,000	343,015
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		660,000	686,400
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,077,375
			13,786,385
Materials 13.3%
AK Steel Corp., 7.5%, 7/15/2023		590,000	602,906
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026 (c)		795,000	795,994
144A, 4.625%, 5/15/2023		1,600,000	1,640,000
144A, 5.25%, 8/15/2027 (c)		855,000	856,069
144A, 6.0%, 2/15/2025		3,625,000	3,742,812
Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	2,525,000	2,885,740
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		685,000	705,550
Berry Global Escrow Corp.:
144A, 4.875%, 7/15/2026		915,000	951,600
144A, 5.625%, 7/15/2027		140,000	147,175
Cascades, Inc., 144A, 5.5%, 7/15/2022		73,000	73,730
CF Industries, Inc., 5.15%, 3/15/2034		830,000	819,625
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,046,724
5.375%, 5/15/2027 (b)		700,000	616,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		313,000	289,995
Constellium SE:
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,668,397
144A, 4.625%, 5/15/2021	EUR	1,150,000	1,276,233
144A, 5.75%, 5/15/2024		425,000	437,750
144A, 6.625%, 3/1/2025 (b)		2,500,000	2,618,750
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		650,000	661,375
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,157,000	1,113,057
144A, 6.875%, 3/1/2026		1,640,000	1,549,800
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		3,260,000	3,268,378
3.875%, 3/15/2023		2,055,000	2,059,521
4.0%, 11/14/2021		1,000,000	1,018,750
Graphic Packaging International LLC, 144A, 4.75%, 7/15/2027		255,000	265,838
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		2,585,000	2,659,319
144A, 7.625%, 1/15/2025		1,895,000	1,963,732
Kaiser Aluminum Corp., 5.875%, 5/15/2024		695,000	722,800
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		835,000	851,700
Mauser Packaging Solutions Holding Co.:
144A, 5.5%, 4/15/2024		1,791,000	1,788,224
144A, 7.25%, 4/15/2025		715,000	677,463
Mercer International, Inc.:
5.5%, 1/15/2026		510,000	489,600
6.5%, 2/1/2024		620,000	626,200
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		1,190,000	1,225,938
144A, 5.25%, 6/1/2027		1,075,000	1,120,978
Novelis Corp., 144A, 5.875%, 9/30/2026		785,000	813,456
Olin Corp., 5.625%, 8/1/2029		2,196,000	2,253,645
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		8,870,000	9,025,225
144A, 7.0%, 7/15/2024		1,925,000	1,992,375
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,115,303
144A, 4.875%, 9/15/2025		1,000,000	1,012,200
Teck Resources Ltd., 6.25%, 7/15/2041		900,000	1,017,520
Trivium Packaging Finance BV:
144A, 5.5%, 8/15/2026 (c)		225,000	232,031
144A, 8.5%, 8/15/2027 (c)		225,000	237,440
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		1,182,000	1,112,557
Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		1,045,000	1,000,692
United States Steel Corp., 6.25%, 3/15/2026		258,000	235,425
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		205,000	212,431
			63,498,023
Real Estate 2.7%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024		1,555,000	1,598,618
(REIT), 5.375%, 3/15/2027		1,355,000	1,436,300
Iron Mountain, Inc.:
144A, (REIT), 5.25%, 3/15/2028		410,000	413,075
(REIT), 5.75%, 8/15/2024		3,785,000	3,812,252
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.75%, 2/1/2027		2,165,000	2,336,056
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,195,000	1,210,296
SBA Communications Corp., (REIT), 4.0%, 10/1/2022		2,260,000	2,291,075
			13,097,672
Utilities 3.2%
AES Corp., 4.875%, 5/15/2023		821,000	831,279
AmeriGas Partners LP:
5.5%, 5/20/2025		1,525,000	1,601,250
5.75%, 5/20/2027		675,000	708,750
Calpine Corp.:
144A, 5.25%, 6/1/2026		710,000	717,114
5.75%, 1/15/2025		390,000	387,933
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		1,780,000	1,804,475
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		2,232,000	2,354,760
5.75%, 1/15/2028		1,545,000	1,645,425
Vistra Energy Corp., 5.875%, 6/1/2023		570,000	582,825
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027		2,090,000	2,139,638
144A, 5.5%, 9/1/2026		1,240,000	1,298,900
144A, 5.625%, 2/15/2027		1,375,000	1,450,625
			15,522,974
Total Corporate Bonds (Cost $443,011,774)			454,594,800
Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills:
2.048% ***, 10/10/2019		100,000	99,602
2.119% ***, 10/10/2019		200,000	199,204
2.608% ***, 10/10/2019		500,000	498,010
Total Government & Agency Obligations (Cost $796,242)			796,816
Loan Participations and Assignments 1.0%
Senior Loans **
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.984%, 1/31/2025		660,704	657,444
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.575%, 7/17/2025		1,969,774	1,967,311
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.24%, 4/11/2025		1,691,457	1,689,115
Unitymedia Finance LLC, Term Loan D, 3-month USD LIBOR + 2.250%, 4.604%, 1/15/2026		589,951	590,036
Total Loan Participations and Assignments (Cost $4,881,174)			4,903,906
Convertible Bonds 0.4%
Communication Services 0.0%
DISH Network Corp., 2.375%, 3/15/2024		225,000	200,036
Materials 0.4%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.503% ** PIK, 10/18/2025 (e)		1,674,441	1,877,049
Total Convertible Bonds (Cost $1,901,758)			2,077,085
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		388	4,388
Materials 0.1%
GEO Specialty Chemicals, Inc.* (e)		1,005,022	315,577
GEO Specialty Chemicals, Inc. 144A* (e)		1,703	535
			316,112
Total Common Stocks (Cost $448,174)			320,500
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $239,283)		1,219	64,921
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (f) (g) (Cost $13,088,574)		13,088,574	13,088,574
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 2.39% (f) (Cost $16,607,549)		16,607,549	16,607,549
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $480,974,528)		102.9	492,454,151
Other Assets and Liabilities, Net		(2.9)	(15,403,202)
Net Assets		100.0	478,673,769

A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (f) (g)
35,567,585	—	22,479,011(h)	—	—	68,519	—	13,088,574	13,088,574
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 2.39% (f)
5,282,930	189,879,328	178,554,709	—	—	350,304	—	16,607,549	16,607,549
40,850,515	189,879,328	201,033,720	—	—	418,823	—	29,696,123	29,696,123

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $12,496,058, which is 2.6% of net assets.
(c)	When-issued security.
(d)	Perpetual, callable security with no stated maturity date.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of July 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	38,025,444	USD	42,448,202	8/30/2019	246,787	BNP Paribas SA (i)
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	558,220	EUR	499,681	8/30/2019	(3,664)	BNP Paribas SA (i)

(i) U.S. Treasury Notes with a value of $1,166,407 received as collateral for open over-the-counter derivative contracts.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$454,594,800	$—	$454,594,800
Government & Agency Obligations	—	796,816	—	796,816
Loan Participations and Assignments	—	4,903,906	—	4,903,906
Convertible Bonds	—	200,036	1,877,049	2,077,085
Common Stocks	4,388	—	316,112	320,500
Warrants	—	—	64,921	64,921
Short-Term Investments (j)	29,696,123	—	—	29,696,123
Derivatives (k)
Forward Foreign Currency Contracts	—	246,787	—	246,787
Total	$29,700,511	$460,742,345	$2,258,082	$492,700,938
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Forward Foreign Currency Contracts	$—	$(3,664)	$—	$(3,664)
Total	$—	$(3,664)	$—	$(3,664)

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 243,123